Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Group's Loss before Income Taxes
The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

PRC	(366,634)	(704,003)	(892,612)	(129,416)
Non-PRC	(40,601)	(91,795)	(76,636)	(11,111)

Total loss before income tax	(407,235)	(795,798)	(969,248)	(140,527)

Summary of Current And Deferred Components of The Income Tax Expense	The current and deferred components of the income tax expense are as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Income tax expense - current tax	—	899	1,985	288

Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate
Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Loss before income tax	(407,235)	(795,798)	(969,248)	(140,527)
Income tax benefits computed at PRC statutory rate (25%)	(101,809)	(198,950)	(242,312)	(35,132)
Effect of tax rate differential	10,375	13,896	4,493	651
Research and development super-deduction	(6,011)	(9,897)	(13,376)	(1,939)
Non-deductible expenses	54,255	84,029	73,476	10,653
Non-taxable income	(872)	(872)	(575)	(83)
Expiration of Tax Attributes	—	—	6,540	948
Others	—	—	1,102	160
Changes in valuation allowance	44,062	112,693	172,637	25,030

Income tax expenses	—	899	1,985	288

Summary of Principle Components of Deferred Tax Assets
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$

Deferred tax assets:
Accruals and reserves	14,748	28,725	4,165
Net operating loss carried forward	98,015	182,191	26,415
Government grants	—	99	14
Depreciation and amortization	681	4,160	604
Excessive education fee	625	593	86
Research and development expense carried forward	1,063	—	—
Capitalized research and development expense	—	5,581	809
Timing difference of research and development expense recognition	154,017	215,026	31,176
Timing difference of revenue recognition	—	1,161	168
Excessive donation expense carried forward	2,449	2,533	367
Operating lease liabilities	21,438	10,405	1,509

Gross deferred tax assets	293,036	450,474	65,313

Less: Valuation allowance	(264,196)	(436,833)	(63,335)

Total deferred tax assets	28,840	13,641	1,978

Deferred tax liabilities:
Operating right of use assets	(20,033)	(13,075)	(1,896)
Depreciation and amortization	(8,807)	(566)	(82)

Total deferred tax liabilities	(28,840)	(13,641)	(1,978)

Net deferred tax assets	—	—	—

Summary Of Rceonciliation Of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance at January 1	—	—	—
Additions based on tax positions related to current year	—	1,901	276

Balance at December 31	—	1,901	276